Purchased Loans - Composition of Net Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 476,445	$ 429,322
Financial Asset Acquired with Credit Deterioration [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	100,630
Loans, net	100,630
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	83,620
Total gross loans	83,620
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,722
Total gross loans	14,722
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	510
Total gross loans	510
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	35,952
Total gross loans	35,952
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	32,436
Total gross loans	32,436
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	15,037
Total gross loans	15,037
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	14,153
Total gross loans	14,153
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	884
Total gross loans	884
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,973
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 1,973